T. ROWE PRICE FLOATING RATE ETF

February 28, 2023 Unaudited
PORTFOLIO OF INVESTMENTS‡	Par/Shares	$ Value
(Amounts in 000s)
BANK LOANS 82.7%
Aerospace & Defense 1.7%
Brown Group Holding, FRN, 3M TSFR + 3.75%, 8.426%, 7/2/29	105	105
Dynasty Acquisition, FRN, 1M TSFR + 3.50%, 8.217%, 4/6/26	71	70
Dynasty Acquisition, FRN, 1M TSFR + 3.50%, 8.218%, 4/6/26	38	37
Peraton, FRN, 1M USD LIBOR + 3.75%, 8.385%, 2/1/28 (1)	105	104
Spirit Aerosystems, FRN, 3M TSFR + 4.50%, 9.176%, 1/15/27	75	75
TransDigm, 3M USD LIBOR + 2.25%, 12/9/25 (1)	56	55
		446
Airlines 4.5%
AAdvantage Loyalty IP, FRN, 3M USD LIBOR + 4.75%, 9.557%, 4/20/28	325	333
American Airlines, FRN, 6M TSFR + 2.75%, 8.154%, 2/15/28	45	44
KKR Apple Bidco, FRN, 1M USD LIBOR + 2.75%, 7.385%, 9/23/28	160	159
KKR Apple Bidco, FRN, 1M USD LIBOR + 5.75%, 10.385%, 9/21/29	55	53
Mileage Plus Holdings, FRN, 3M USD LIBOR + 5.25%, 9.996%, 6/21/27	295	307
SkyMiles IP, FRN, 3M USD LIBOR + 3.75%, 8.558%, 10/20/27	90	93
United Airlines, FRN, 3M USD LIBOR + 3.75%, 8.568%, 4/21/28	210	209
		1,198
Automotive 2.5%
Adient US, FRN, 1M USD LIBOR + 3.25%, 7.885%, 4/10/28 (1)	85	85
Clarios Global, FRN, 1M USD LIBOR + 3.25%, 7.885%, 4/30/26	185	184
Mavis Tire Express Services, FRN, 1M TSFR + 4.00%, 8.732%, 5/4/28	190	183
Wand Newco 3, FRN, 1M USD LIBOR + 3.00%, 7.635%, 2/5/26	224	216
		668
Broadcasting 3.8%
Clear Channel Outdoor Holdings, FRN, 3M USD LIBOR + 3.50%, 8.232%, 8/21/26	210	198
E.W. Scripps, FRN, 1M USD LIBOR + 2.75%, 7.385%, 1/7/28	72	71
iHeartCommunications, FRN, 1M USD LIBOR + 3.25%, 7.885%, 5/1/26	220	214
Neptune Bidco, FRN, 3M TSFR + 5.00%, 9.735%, 4/11/29	170	156
Terrier Media Buyer, FRN, 3M USD LIBOR + 3.50%, 8.23%, 12/17/26	229	215
Univision Communications, FRN, 1M USD LIBOR + 3.25%, 7.885%, 3/15/26	85	84
Univision Communications, FRN, 3M TSFR + 4.25%, 8.83%, 6/24/29	75	75
		1,013
Building Products 0.3%
Chamberlain Group, FRN, 1M USD LIBOR + 3.25%, 7.885%, 11/3/28	55	53
Summit Materials, FRN, 3M TSFR + 3.00%, 7.608%, 12/14/27	25	25
		78
Cable Operators 1.4%
Altice France, FRN, 3M USD LIBOR + 3.69%, 1/31/26 (1)	35	34
Altice France, FRN, 6M TSFR + 5.50%, 10.17%, 8/15/28	200	193
DirecTV Financing, FRN, 1M USD LIBOR + 5.00%, 9.635%, 8/2/27	117	114
Radiate Holdco, FRN, 1M USD LIBOR + 3.25%, 7.885%, 9/25/26	35	29
		370
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Chemicals 2.2%
Aruba Chemical, FRN, 1M USD LIBOR + 3.75%, 8.385%, 11/24/27	80	79
Aruba Chemical, FRN, 1M USD LIBOR + 7.75%, 12.385%, 11/24/28	35	32
Avient, FRN, 3M TSFR + 3.25%, 7.926%, 8/29/29	71	71
Axalta Coating Systems, FRN, 3M TSFR + 3.00%, 7.505%, 12/20/29	70	70
H.B. Fuller, FRN, 1M TSFR + 2.50%, 7.118%, 2/6/30	25	25
Nouryon USA, FRN, 3M TSFR + 2.75%, 7.526%, 10/1/25	204	203
W.R. Grace, FRN, 3M USD LIBOR + 3.75%, 8.50%, 9/22/28	95	94
		574
Container 1.3%
Charter Next Generation, FRN, 1M USD LIBOR + 3.75%, 8.482%, 12/1/27 (1)	354	348
		348
Energy 1.5%
Brazos Delaware II, FRN, 3M TSFR + 3.75%, 2/11/30	60	60
CQP Holdco, FRN, 3M USD LIBOR + 3.75%, 8.48%, 6/5/28	110	110
M6 ETX Holdings II Midco, FRN, 3M TSFR + 4.50%, 9.157%, 9/19/29	75	74
Medallion Midland Acquisition, FRN, 3M TSFR + 3.75%, 8.592%, 10/18/28	114	114
Whitewater Whistler Holdings, 1M TFSR + 3.25%, 2/15/30 (1)	25	25
		383
Entertainment & Leisure 5.2%
Formula One Holdings, FRN, 1M TSFR + 3.25%, 7.868%, 1/15/30	100	100
Motion Finco, FRN, 3M USD LIBOR + 3.25%, 7.98%, 11/12/26	109	107
Motion Finco, FRN, 3M USD LIBOR + 3.25%, 7.98%, 11/12/26	16	15
NCL, FRN, 6M TSFR + 2.25%, 6.93%, 1/2/25 (2)	25	24
PUG, FRN, 1M USD LIBOR + 4.25%, 8.885%, 2/12/27	70	55
SeaWorld Parks & Entertainment, FRN, 1M USD LIBOR + 3.00%, 7.687%, 8/25/28	279	278
UFC Holdings, FRN, 3M USD LIBOR + 2.75%, 7.57%, 4/29/26	564	562
Williams Morris Endeavor Entertainment, FRN, 3M USD LIBOR + 2.75%, 7.48%, 5/18/25	228	227
		1,368
Financial 12.8%
Acrisure, FRN, 1M USD LIBOR + 4.25%, 8.885%, 2/15/27	120	115
Acrisure, FRN, 3M TSFR + 3.50%, 10.447%, 2/15/27	115	115
Advisor Group, FRN, 1M USD LIBOR + 4.50%, 9.135%, 7/31/26	75	75
Alliant Holdings Intermediate, FRN, 1M USD LIBOR + 3.50%, 8.06%, 5/9/25	90	89
Alliant Holdings Intermediate, FRN, 1M USD LIBOR + 3.50%, 8.092%, 11/5/27	214	212
Apollo Commercial Real Estate Finance, FRN, 1M USD LIBOR + 3.50%, 8.135%, 3/11/28 (2)	70	66
Aretec Group, FRN, 1M TSFR + 4.25%, 8.811%, 10/1/25 (1)	279	275
Armor Holding II, FRN, 6M USD LIBOR + 4.50%, 9.541%, 12/11/28	40	40
Assured Partners, FRN, 1M USD LIBOR + 3.50%, 8.135%, 2/12/27	185	180
Assured Partners, FRN, 1M TSFR + 4.25%, 8.867%, 2/12/27	209	209
Citadel Securities, FRN, 1M TSFR + 3.00%, 7.561%, 2/2/28	65	65
Citco Group, FRN, 3M TSFR + 3.50%, 8.169%, 4/27/28 (2)	75	75
Claros Mortgage Trust, FRN, 1M TSFR + 4.50%, 9.164%, 8/9/26	65	64
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Edelman Financial Center, FRN, 1M USD LIBOR + 3.50%, 8.135%, 4/7/28	40	39
Edelman Financial Center, FRN, 1M USD LIBOR + 6.75%, 11.385%, 7/20/26	60	58
Focus Financial Partners, FRN, 1M TSFR + 3.25%, 7.868%, 6/30/28 (1)	80	79
Hub International, FRN, 3M USD LIBOR + 3.00%, 7.689%, 4/25/25	40	40
Hub International, FRN, 3M USD LIBOR + 3.25%, 8.058%, 4/25/25	604	602
Hub International, FRN, 3M TSFR + 4.00%, 8.728%, 11/10/29	250	250
Jane Street Group, FRN, 1M USD LIBOR + 2.75%, 7.385%, 1/26/28	60	59
Sedgwick, 1M USD LIBOR + 3.75%, 8.312%, 2/17/28	214	212
USI, FRN, 3M USD LIBOR + 3.25%, 7.98%, 12/2/26	65	65
USI, FRN, 3M TSFR + 3.75%, 8.33%, 11/22/29	339	338
VFH Parent, FRN, 1M TSFR + 3.00%, 7.661%, 1/13/29	74	73
		3,395
Food 0.6%
Simply Good Foods USA, FRN, 1M TSFR + 3.25%, 7.961%, 7/7/24	76	76
Woof Holdings, FRN, 1M USD LIBOR + 3.75%, 8.342%, 12/21/27 (2)	75	72
		148
Gaming 1.1%
Aristocrat Technologies, FRN, 3M TSFR + 2.25%, 6.93%, 5/24/29	40	40
Caesars Entertainment, FRN, 1M TSFR + 3.25%, 7.968%, 2/6/30	65	65
Great Canadian Gaming, FRN, 3M USD LIBOR + 4.00%, 8.752%, 11/1/26	105	104
Hard Rock, FRN, 1M USD LIBOR + 4.25%, 8.885%, 12/10/28	88	86
		295
Health Care 9.6%
Athenahealth, FRN, 1M TSFR + 3.50%, 8.06%, 2/15/29	280	258
Athenahealth, FRN, 1M TSFR + 3.50%, 3.50%, 2/15/29 (3)	34	32
Auris Luxembourg III, FRN, 3M USD LIBOR + 3.75%, 8.501%, 2/27/26	35	32
CHG Healthcare Services, FRN, 1M USD LIBOR + 3.25%, 7.885%, 9/29/28	65	65
Gainwell Acquisition, FRN, 3M USD LIBOR + 4.00%, 8.73%, 10/1/27 (1)	294	283
Heartland Dental, FRN, 1M USD LIBOR + 3.75%, 8.385%, 4/30/25	40	38
Heartland Dental, FRN, 1M USD LIBOR + 4.00%, 8.635%, 4/30/25	30	28
ICON Luxembourg, FRN, 3M USD LIBOR + 2.25%, 7.00%, 7/3/28	50	50
ICON Luxembourg, FRN, 3M USD LIBOR + 2.25%, 7.00%, 7/3/28	12	13
Insulet, FRN, 1M TSFR + 3.25%, 7.982%, 5/4/28	329	328
Maravai Intermediate Holdings, FRN, 3M TSFR + 3.00%, 7.633%, 10/19/27	80	79
Medline Borrower, FRN, 1M USD LIBOR + 3.25%, 7.885%, 10/23/28	90	87
Parexel International, FRN, 1M USD LIBOR + 3.25%, 7.885%, 11/15/28	234	229
PetVet Care Centers, FRN, 1M USD LIBOR + 6.25%, 10.885%, 2/13/26	70	62
PetVet Care Centers, FRN, 1M USD LIBOR + 3.50%, 8.135%, 2/14/25	234	223
PetVet Care Centers, FRN, 1M TSFR + 5.00%, 9.617%, 2/14/25	80	77
Press Ganey Holdings, FRN, 1M USD LIBOR + 3.50%, 8.135%, 7/24/26	70	65
Press Ganey Holdings, FRN, 1M USD LIBOR + 3.75%, 8.385%, 7/24/26	70	65
Project Ruby Ultimate Parent, FRN, 1M USD LIBOR + 3.25%, 7.885%, 3/10/28	65	63
Sunshine Luxembourg VII, FRN, 3M USD LIBOR + 3.75%, 8.48%, 10/1/26	110	107
Surgery Center Holdings, FRN, 1M USD LIBOR + 3.75%, 8.36%, 8/31/26 (1)	176	174
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Waystar, FRN, 1M USD LIBOR + 4.00%, 8.635%, 10/22/26	185	184
		2,542
Information Technology 12.0%
Applied Systems, FRN, 3M TSFR + 6.75%, 11.33%, 9/17/27	300	300
Applied Systems, FRN, 3M TSFR + 4.50%, 9.08%, 9/18/26	400	401
Banff Merger Sub, FRN, 1M USD LIBOR + 5.50%, 10.135%, 2/27/26	35	34
Boxer Parent, FRN, 1M USD LIBOR + 3.75%, 8.385%, 10/2/25	139	138
CCC Intelligent Solutions, FRN, 1M USD LIBOR + 2.25%, 6.885%, 9/21/28	65	64
CDK Global, FRN, 3M TSFR + 4.50%, 9.08%, 7/6/29	380	379
Ciena, FRN, 1M TSFR + 2.50%, 7.063%, 1/18/30	30	30
ECI Macola, FRN, 3M USD LIBOR + 3.75%, 8.48%, 11/9/27	120	117
Epicor Software, FRN, 1M USD LIBOR + 3.25%, 7.885%, 7/30/27 (1)	434	425
Epicor Software, FRN, 1M USD LIBOR + 7.75%, 12.385%, 7/31/28	95	94
Go Daddy Operating, FRN, 1M TSFR + 3.25%, 7.867%, 11/9/29	85	85
Hyland Software, FRN, 1M USD LIBOR + 3.50%, 8.135%, 7/1/24	30	30
Hyland Software, FRN, 1M USD LIBOR + 6.25%, 10.885%, 7/7/25	30	29
McAfee, FRN, 1M TSFR + 3.75%, 8.418%, 3/1/29	100	93
MH Sub I, FRN, 1M USD LIBOR + 3.75%, 8.385%, 9/13/24	75	74
MH Sub I, FRN, 1M USD LIBOR + 3.75%, 8.385%, 9/13/24	90	89
Nortonlifelock, FRN, 1M TSFR + 2.00%, 9/10/27 (1)	55	54
RealPage, FRN, 1M USD LIBOR + 3.00%, 7.635%, 4/24/28	259	251
RealPage, FRN, 1M USD LIBOR + 6.50%, 11.135%, 4/23/29	40	38
Sophia, FRN, 3M USD LIBOR + 3.50%, 8.23%, 10/7/27	234	231
Sophia, FRN, 1M TSFR + 4.25%, 10/7/27	75	74
Tibco Software, FRN, 3M TSFR + 4.50%, 9.18%, 3/30/29	70	65
Uber Technologies, 3M USD LIBOR + 3.50%, 2/27/30 (1)	70	70
		3,165
Lodging 0.5%
Aimbridge Acquisition, FRN, 1M USD LIBOR + 4.75%, 9.342%, 2/2/26	60	57
Aimbridge Acquisition, FRN, 1M USD LIBOR + 3.75%, 8.385%, 2/2/26	60	56
Four Seasons Hotels, FRN, 1M TSFR + 3.25%, 7.967%, 11/30/29	25	25
		138
Manufacturing 3.4%
Engineered Machinery Holdings, FRN, 3M USD LIBOR + 6.50%, 11.23%, 5/21/29	35	32
Engineered Machinery Holdings, FRN, 3M USD LIBOR + 6.00%, 10.73%, 5/21/29 (2)	60	56
Engineered Machinery Holdings, FRN, 3M USD LIBOR + 3.75%, 8.48%, 5/19/28	145	143
Filtration Group, FRN, 1M USD LIBOR + 3.00%, 7.635%, 3/29/25	329	328
Filtration Group, FRN, 1M USD LIBOR + 3.50%, 8.135%, 10/21/28	124	123
Filtration Group, FRN, 1M USD LIBOR + 3.50%, 5.929%, 3/29/25 (EUR)	40	42
Madison IAQ, FRN, 3M USD LIBOR + 3.25%, 7.988%, 6/21/28	80	76
Pro Mach Group, FRN, 1M USD LIBOR + 4.00%, 8.635%, 8/31/28	85	84
Pro Mach Group, FRN, 1M TSFR + 5.00%, 9.717%, 8/31/28	25	25
		909
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Metals & Minings 0.1%
TMS International, 3M USD LIBOR + 2.75%, 3/7/30 (1)(2)	30	29
		29
Restaurants 1.4%
Dave & Buster's, FRN, 1M TSFR + 5.00%, 9.75%, 6/29/29 (1)	115	115
IRB Holdings, FRN, 1M TSFR + 3.00%, 7.687%, 12/15/27 (1)	255	251
		366
Retail 1.0%
AT Home Group, FRN, 3M USD LIBOR + 4.25%, 9.004%, 7/24/28	80	66
CNT Holdings l, FRN, 3M TSFR + 3.50%, 8.125%, 11/8/27	85	83
PetSmart, FRN, 1M TSFR + 3.75%, 8.468%, 2/11/28	119	119
		268
Satellites 1.6%
Intelsat Jackson Holdings, FRN, 6M TSFR + 4.50%, 2/1/29 (1)	70	69
Iridium Satellite, FRN, 1M TSFR + 2.50%, 7.218%, 11/4/26 (1)	287	287
Maxar Technologies, FRN, 1M TSFR + 4.25%, 8.967%, 6/14/29	65	65
		421
Services 8.5%
Ascend Learning, FRN, 1M USD LIBOR + 3.50%, 8.117%, 12/11/28	229	215
Ascend Learning, FRN, 1M USD LIBOR + 5.75%, 10.385%, 12/10/29	110	95
Camelot U.S Acquisition, FRN, 1M USD LIBOR + 3.00%, 7.635%, 10/30/26	65	65
Ceridian HCM Holding, FRN, 1M USD LIBOR + 2.50%, 7.135%, 4/30/25 (1)	214	214
EG Group, FRN, 3M USD LIBOR + 4.00%, 8.73%, 2/7/25	70	65
EG Group, FRN, 3M USD LIBOR + 4.25%, 8.98%, 3/31/26	70	65
Fugue Finance, 3M TSFR + 4.50%, 1/25/28 (1)	25	25
GFL Environmental, FRN, 1M TSFR + 3.00%, 7.561%, 5/28/27 (1)	110	110
Mermaid BidCo, FRN, 3M USD LIBOR + 3.50%, 8.296%, 12/22/27 (2)	55	54
Renaissance Holding, FRN, 1M USD LIBOR + 3.25%, 7.885%, 5/30/25	65	63
Renaissance Holding, FRN, 1M TSFR + 4.50%, 9.065%, 4/1/27	65	64
Sabre GLBL, FRN, 1M TSFR + 5.00%, 9.717%, 6/30/28	70	64
Staples, FRN, 3M USD LIBOR + 5.00%, 9.813%, 4/16/26	95	87
UKG, FRN, 3M USD LIBOR + 5.25%, 10.032%, 5/3/27	695	675
UKG, FRN, 3M USD LIBOR + 3.25%, 8.032%, 5/4/26	299	293
USIC Holdings, FRN, 1M USD LIBOR + 3.50%, 8.135%, 5/12/28	90	87
		2,241
Utilities 3.1%
Brookfield WEC Holdings, FRN, 1M USD LIBOR + 2.75%, 8/1/25	75	74
Brookfield WEC Holdings, FRN, 1M TSFR + 3.75%, 8.355%, 8/1/25	80	80
Exgen Renewables IV, FRN, 3M USD LIBOR + 2.50%, 7.46%, 12/15/27	135	135
PG&E, FRN, 1M USD LIBOR + 3.00%, 7.687%, 6/23/25	319	318
Pike, FRN, 1M TSFR + 3.50%, 8.118%, 1/21/28	95	94
TerraForm Power Operating, FRN, 3M TSFR + 2.75%, 7.43%, 5/21/29	114	114
		815
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Wireless Communications 2.6%
Asurion, FRN, 1M USD LIBOR + 5.25%, 9.885%, 1/31/28	350	298
Asurion, FRN, 1M USD LIBOR + 5.25%, 9.885%, 1/20/29 (1)	185	157
Asurion, FRN, 1M USD LIBOR + 4.25%, 7.635%, 8/19/28 (1)	75	75
Asurion, FRN, 3M TSFR + 4.00%, 8.68%, 8/19/28	79	75
CCI Buyer, FRN, 3M TSFR + 4.00%, 8.58%, 12/17/27	75	73
		678
Total Bank Loans (Cost $21,739)		21,856
CORPORATE BONDS 12.9%
Aerospace & Defense 0.6%
TransDigm, 8.00%, 12/15/25 (4)	95	97
TransDigm, 6.75%, 8/15/28 (4)	55	55
		152
Airlines 0.7%
American Airlines, 11.75%, 7/15/25 (4)	70	77
American Airlines, 5.50%, 4/20/26 (4)	35	34
Mileage Plus Holdings, 6.50%, 6/20/27 (4)	72	72
		183
Automotive 2.5%
Ford Motor Credit, 4.063%, 11/1/24	200	191
Ford Motor Credit, FRN, TSFR + 2.95%, 7.39%, 3/6/26	200	202
Rivian Holdings, 6M USD LIBOR + 5.63%, 10.163%, 10/15/26 (4)	270	265
		658
Banking 0.2%
Morgan Stanley, FRN, TSFR + 1.17%, 5.696%, 4/17/25	40	40
		40
Broadcasting 0.5%
Clear Channel Outdoor Holdings, 5.125%, 8/15/27 (4)	70	62
Townsquare Media, 6.875%, 2/1/26 (4)	89	82
		144
Cable Operators 0.2%
Radiate Holdco, 4.50%, 9/15/26 (4)	60	45
		45
Chemicals 0.4%
Avient, 5.75%, 5/15/25 (4)	95	93
		93
Energy 0.5%
NGL Energy Operating, 7.50%, 2/1/26 (4)	50	48
Tallgrass Energy Partners, 6.00%, 3/1/27 (4)	80	74
		122
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Entertainment & Leisure 1.0%
Cedar Fair, 5.50%, 5/1/25 (4)	95	94
Cinemark USA, 8.75%, 5/1/25 (4)	65	66
Cinemark USA, 5.875%, 3/15/26 (4)	45	41
Live Nation Entertainment, 4.875%, 11/1/24 (4)	40	39
NCL, 8.375%, 2/1/28 (4)	15	15
		255
Financial 2.6%
Acrisure, 7.00%, 11/15/25 (4)	70	66
Acrisure, 10.125%, 8/1/26 (4)	65	65
AG TTMT Escrow Issuer, 8.625%, 9/30/27 (4)	40	40
Alliant Holdings Intermediate, 6.75%, 10/15/27 (4)	60	54
Alliant Holdings Intermediate, 6.75%, 4/15/28 (4)	55	54
Aretec Escrow Issuer, 7.50%, 4/1/29 (4)	90	79
Assured Partners, 7.00%, 8/15/25 (4)	110	108
Hub International, 7.00%, 5/1/26 (4)	65	64
Ryan Specialty Group, 4.375%, 2/1/30 (4)	95	81
USIS Merger, 6.875%, 5/1/25 (4)	65	64
		675
Gaming 0.1%
Caesars Entertainment, 7.00%, 2/15/30 (4)	35	35
		35
Health Care 0.6%
CHS/Community Health Systems, 8.00%, 12/15/27 (4)	75	73
HCA, 5.375%, 2/1/25	95	94
		167
Lodging 0.3%
Hilton Domestic Operating, 5.375%, 5/1/25 (4)	85	84
		84
Manufacturing 0.6%
Sensata Technologies, 5.00%, 10/1/25 (4)	90	88
Sensata Technologies, 5.625%, 11/1/24 (4)	85	84
		172
Services 0.3%
Allied Universal Holdco, 6.625%, 7/15/26 (4)	40	38
Sabre GLBL, 9.25%, 4/15/25 (4)	35	34
Sabre GLBL, 11.25%, 12/15/27 (4)	20	20
		92
Telephones 0.3%
Verizon Communications, 3M USD LIBOR + 1.10%, 5.964%, 5/15/25	90	91
		91
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE FLOATING RATE ETF

	Par/Shares	$ Value
(Amounts in 000s)
Utilities 1.2%
NextEra Energy Operating Partners, 4.25%, 7/15/24 (4)	75	72
Vistra, VR, 7.00%, (4)(5)(6)	125	117
Vistra Operations, 5.125%, 5/13/25 (4)	140	136
		325
Wireless Communications 0.3%
Sprint, 7.125%, 6/15/24	75	76
		76
Total Corporate Bonds (Cost $3,411)		3,409
SHORT-TERM INVESTMENTS 4.4%
Money Market Funds 4.4%
T. Rowe Price Government Reserve Fund, 4.60%(7)(8)	1,168	1,168
Total Short-Term Investments (Cost $1,168)		1,168
Total Investments in Securities 100.0% of Net Assets (Cost $26,318)		$26,433
Other Assets Less Liabilities (0.0%)		(3)
Net Assets 100.0%		$26,430

‡	Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1)	All or a portion of this loan is unsettled as of February 28, 2023. The interest rate for unsettled loans will be determined upon settlement after period end.
(2)	Level 3 in fair value hierarchy.
(3)	All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitments at February 28, 2023, was $33 and was valued at $33 (0.1% of net assets).
(4)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $2,715 and represents 10.3% of net assets.
(5)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(6)	Perpetual security with no stated maturity date.
(7)	Seven-day yield
(8)	Affiliated Companies
1M TSFR	One month term SOFR (Secured overnight financing rate)
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M TSFR	Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
6M TSFR	Six month term SOFR (Secured overnight financing rate)
6M USD LIBOR	Six month USD LIBOR (London interbank offered rate)
EUR	Euro
FRN	Floating Rate Note
TSFR	Term SOFR (Secured Overnight Financing Rate)
USD	U.S. Dollar
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE FLOATING RATE ETF

VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE FLOATING RATE ETF

(Amounts in 000s)
SWAPS 0.0%

Description	Notional Amount	$ Value	Upfront Payments/ $ (Receipts)	Unrealized $ Gain/(Loss)
BILATERAL SWAPS 0.0%
Total Return Swaps 0.0%
Morgan Stanley, Receive Underlying Reference: iBoxx USD Liquid High Yield Index At Maturity, Pay Variable 4.550% (USD SOFR) Quarterly, 6/20/23	140	5	—	5
Total Bilateral Total Return Swaps			—	5
Total Bilateral Swaps			—	5
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE FLOATING RATE ETF

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
State Street Bank London	5/19/23	USD	39	EUR	42	$—
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE FLOATING RATE ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—#	$—	$88+

Supplementary Investment Schedule
Affiliate	Value 5/31/22	Purchase Cost	Sales Cost	Value 2/28/23
T. Rowe Price Government Reserve Fund	$—	¤	¤	$1,168^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $88 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $1,168.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE FLOATING RATE ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Floating Rate ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Security Valuation
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Forward currency exchange contracts are valued using the prevailing forward exchange rate.

T. ROWE PRICE FLOATING RATE ETF

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Corporate Bonds	$—	$3,409	$—	$3,409
Bank Loans	—	21,480	376	21,856
Short-Term Investments	1,168	—	—	1,168
Total Securities	1,168	24,889	376	26,433
Swaps	—	5	—	5
Total	$1,168	$24,894	$376	$26,438
Following is a reconciliation of the fund’s Level 3 holdings for the period ended February 28, 2023. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at February 28, 2023, totaled $(1,000) for the period ended February 28, 2023.
($000s)	Beginning Balance 11/16/22	Gain(Loss) During Period	Total Purchases	Ending Balance 2/28/23
Investment in Securities
Bank Loans	$—	$(1)	$377	$376
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.

T. ROWE PRICE FLOATING RATE ETF

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
ETF1047-054Q3
02/2023